DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Liabilities
SCHEDULE OF ESTIMATED FAIR VALUES OF THE LIABILITIES MEASURED ON A RECURRING BASIS

For the three months ended March 31, 2025, and the year ended December 31, 2024, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Three Months ended	Year ended
	March 31	December 31,
	2025	2024
Term	0.06 - 1.00 years	0.01 - 1.12 years
Expected average volatility	95% - 268%	0% - 304%
Expected dividend yield	-	-
Risk-free interest rate	4.03% -4.22%	3.96% -5.39%

For the years ended December 31,204 and 2023, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023
Term	0.01 - 1.12 years	0.6 - 1.00 years
Expected average volatility	0% - 304%	262 - 365%
Expected dividend yield	-	-
Risk-free interest rate	3.96% -5.39%	4.79% - 5.46%

For the years ended December 31,2023 and 2022, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022
Term	0.6 - 1.00 years	-
Expected average volatility	262 - 365%	0%
Expected dividend yield	-	-
Risk-free interest rate	4.79% - 5.46%	0.00%

SCHEDULE OF CHANGES IN THE DERIVATIVE LIABILITIES

The following table summarizes the changes in the derivative liabilities during the three months ended March 31, 2025.

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2024	$319,337

Addition of new derivatives recognized as debt discounts	80,119
Addition of new derivatives recognized as loss on derivatives	51,580
Loss on change in fair value of the derivative	180,269
Balance - March 31, 2025	$631,305

The following table summarizes the changes in the derivative liabilities during the year ended December 31, 2024.

Balance - December 31, 2023	$32,241

Addition of new derivatives recognized as debt discounts	319,436
Addition of new derivatives recognized as loss on derivatives	54,863
Gain on change in fair value of the derivative	(87,203)
Balance - December 31, 2024	$319,337

The following table summarizes the changes in the derivative liabilities during the year ended December 31, 2023.

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2022	$-

Addition of new derivatives recognized as debt discounts	28,000
Addition of new derivatives recognized as loss on derivatives	2,935
Loss on change in fair value of the derivative	1,306
Balance - December 31, 2023	$32,241

SCHEDULE OF AGGREGATE LOSS ON DERIVATIVES

The aggregate loss on derivatives during the three months ended March 31, 2025, and 2024 as follows.

	Three Months Ended
	March 31,
	2025	2024
Day one loss due to derivative liabilities on convertible note	$51,580	$-
Loss (gain) on change in fair value of the derivative liabilities	180,269	(5,634)
	$231,849	$(5,634)

The aggregate loss on derivatives during the years ended December 31, 2024, and 2023 was as follows.

	Year Ended December 31
	2024	2023
Day one loss due to derivative liabilities on convertible note	$54,863	$2,935
Gain on change in fair value of the derivative liabilities	(87,203)	1,306
	$(32,340)	$4,241

The aggregate loss on derivatives during the years ended December 31, 2023, and 2022 was as follows.

	Year Ended
	December 31
	2023	2022
Day one loss due to derivative liabilities on convertible note	$2,935	$-
Loss on change in fair value of the derivative liabilities	1,306	-
	$4,241	$-